WARRANTS - Commitment to Issue Warrants (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Sep. 12, 2018	Jun. 12, 2018
ClassOfWarrantOrRightLineItems
Warrants to purchase shares								300,000
Class of warrants outstanding	225,076
Increase (decrease) to the warrant fair value adjustments	$ 1,901,000	$ (6,644,000)	$ (6,243,000)	$ 18,022,000	$ 32,000
Penny Warrants
ClassOfWarrantOrRightLineItems
Warrants to purchase shares							300,000
Warrants outstanding			300,000
Warrants, fair value	$ 4,800,000		$ 2,700,000
Series E Warrants
ClassOfWarrantOrRightLineItems
Original issuance price	$ 9.58					$ 9.58
Warrants to purchase shares	225,076					75,025
Class of warrants outstanding			75,025
Warrants outstanding	$ 2,200,000		$ 718,600
Warrants, fair value	$ 1,500,000		288,900
Warrant Commitment
ClassOfWarrantOrRightLineItems
Warrants to purchase shares	150,051	75,025
Warrants, fair value	$ 0		$ 1,500,000
Prior to an initial public offering | Series E Warrants
ClassOfWarrantOrRightLineItems
Original issuance price	$ 9.58		$ 9.58
Prior to an initial public offering | Minimum | Series E Warrants
ClassOfWarrantOrRightLineItems
Warrant Coverage Amount	$ 11,000,000		$ 12,000,000
Prior to an initial public offering | Maximum | Series E Warrants
ClassOfWarrantOrRightLineItems
Warrant Coverage Amount	32,000,000		34,000,000
If we participate in an initial public offering | Minimum
ClassOfWarrantOrRightLineItems
Warrant Coverage Amount	0		0
If we participate in an initial public offering | Maximum
ClassOfWarrantOrRightLineItems
Warrant Coverage Amount	$ 32,000,000		$ 34,000,000